PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND

                      ===================================

                               Investment Adviser
                             F.L. Putnam Investment
                               Management Company
                           10 Langley Road, Suite 400
                       Newton Centre, Massachusetts 02459

                      ===================================

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2000
                                  (Unaudited)

                          Principled Equity Market Fund

The purpose of the Fund is to provide all major constituencies of investors concerned with the application of philosophical, ethical, religious, and social justice criteria to their investment portfolios with the opportunity to achieve the overall unmanaged equity market returns through a strategy of passive index replication ("indexing").

The investment objective of the Fund is long-term capital appreciation. For the information of investors the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate.


                    ----------------------------------------

  Comparison of the Change in Value of a $10,000 Investment in the Principled
      Equity Market Fund, the Standard & Poors 500 Index and the
                              Wilshire 5000 Index




                               [GRAPHIC OMITTED]



                    ----------------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return
                    ========================================
                       Six                           From
                       Months*    1 Year   2 Years   Inception
                       1.35%      21.16%   24.64%    26.73%

                    ========================================


    *Not Annualized for the period from December 31, 1999 to June 30, 2000.

                         Principled Equity Market Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (Unaudited)

Assets:
Investments at quoted market value (cost $20,410,614;
 see Schedule of Investments, Notes 1, 2, & 6).......   $ 33,503,977
Cash ................................................        248,795
Dividends and interest receivable....................         31,138
Investment securities sold...........................        126,050
Organizational costs (Note 1)........................              0
                                                          -----------
    Total assets.....................................     33,909,960
                                                          -----------
Liabilities:
Accrued expenses and other liabilities (Note 3 ).....         36,144
                                                          -----------
    Total liabilities................................         36,144
                                                          -----------
Net Assets:
Capital stock (2,750,000 shares authorized at no par
 value,amount paid in on 1,876,340 shares
 outstanding) (Note 1)...............................     20,609,141
Accumulated undistributed net investment income
 (Note 1)............................................         59,052
Accumulated realized gain from security transactions
 (Note 1)............................................        112,260
Net unrealized appreciation in value of investments
 (Note 2)............................................     13,093,363
                                                        ------------
    Net assets (equivalent to $18.05 per share, based
     on 1,876,340 capital shares outstanding)........   $ 33,873,816
                                                        =============



   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            STATEMENT OF OPERATIONS
                                 JUNE 30, 2000
                                  (Unaudited)

Income:
 Dividends...........................................   $ 179,136
 Interest............................................       3,166
                                                        -----------
    Total income.....................................     182,302
                                                        -----------
Expenses:
 Management fees, net (Note 3).......................      25,091
 Organizational expenses (Note 1)....................      17,202
 Legal fees..........................................      14,929
 Administration fees (Note 4)........................      14,033
 Transfer fees (Note 4)..............................       6,015
 Custodian fees......................................       4,250
 Audit and accounting fees...........................       3,791
 Trustees' fees and expenses.........................         585
 Other expenses......................................      15,918
                                                        -----------
    Total expenses...................................     101,814
                                                        -----------
Net investment income................................      80,488
                                                        -----------
Realized and unrealized gain on investments:
  Realized gain on investments-net...................     104,787
  Increase in net unrealized appreciation in investments  280,422
                                                        -----------
    Net gain on investments..........................     385,209
                                                        -----------
Net increase in net assets resulting from operations.  $  465,697
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                      STATEMENTS OF CHANGES IN NET ASSETS


                                            Six Months
                                              Ended      Year Ended
                                          June 30, 2000  December 31,
                                           (Unaudited)      1999
                                          -------------  -------------
From operations:
 Net investment income................... $   80,488    $   242,226
 Realized gain on investments, net.......    104,787      1,054,926
 Increase in net unrealized
  appreciation in investments............    280,422      4,751,239
                                          ------------   ------------
    Net increase in net assets resulting
     from operations.....................    465,697      6,048,391
                                          ------------  -----------
Distributions to shareholders:
 From net investment income
 ($0.15 per share in 1999)...............         --      (270,898)
 From net realized gain on investments
 ($0.57 per share in 1999)...............         --     (1,232,566)
                                          ------------  -----------
    Total distributions to shareholders..         --     (1,503,464)
                                          ------------  -----------
From capital share transactions:

                        Number of Shares
                         2000      1999

                       --------- ---------
 Proceeds from sale of
  shares..............   2,766    12,888      48,750      197,218
 Shares issued to
  shareholders in
  distributions
  reinvested..........      --    67,701          --     1,179,539
 Cost of shares             --        --          --           --
redeemed.............. --------- ---------- ----------  ------------
 Increase in net
  assets resulting
  from capital
  share transactions..   2,766    80,589      48,750     1,376,757
                       ========= ========= ------------  -----------

Net increase in net assets...............    514,447     5,921,684
Net assets:
  Beginning of period.................... 33,359,369    27,437,685
                                          ------------  -----------
  End of period ( including undistributed
     net investment income of $59,052 and
     $4,312 , respectively............... $33,873,816   $33,359,369
                                          ============  ===========


   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                       SELECTED PER SHARE DATA AND RATIOS
                (for a share outstanding throughout each period)


                           Six Months
                              Ended
                            June 30,   Year Ended  Year Ended  Year Ended
                              2000      December    December    December
                           (Unaudited)  31, 1999    31, 1998    31, 1997
                           ------------------------------------------------

Investment income ......... $ 0.07      $ 0.24      $ 0.22      $ 0.18
Expenses, net..............   0.04        0.10        0.07        0.04
                           ------------------------------------------------
Net investment income .....   0.03        0.14        0.15        0.14
Net realized and unrealized
   gain on investments.....   0.21        3.19        3.49        2.96
Distributions to
shareholders:
  From net investment
  income...................   0.00        0.14        0.15        0.14
  From net realized gain
  on investments...........   0.00        0.68        1.09        0.06
                           ------------------------------------------------
Net increase in net asset
value......................   0.24        2.51        2.40        2.90
Net asset value:
  Beginning of period......  17.81       15.30       12.90       10.00
                           ------------------------------------------------
  End of period............ $18.05      $17.81      $15.30      $12.90
                           ================================================
Total Return...............   1.35%      21.16%      28.22%      31.00%
Ratio of expenses
   to average net assets...   0.55%       0.55%       0.48%       0.48%
Ratio of net investment
   Income to average net
assets.....................   0.49%       0.82%       1.06%       1.40%
Portfolio turnover.........   0.00        0.15        0.29        0.07
Average commission rate
paid.......................   0.0173      0.0314      0.0292      0.0253
Number of shares out-
 standing at end of
 period....................  1,876,340   1,873,574   1,792,985   1,706,087


Per share data and ratios
assuming no waiver of
advisory fees:

   Expenses................   0.05        0.12        0.14        0.06
   Net investment income...   0.02        0.09        0.08        0.13
   Ratio of expenses to
    average net assets.....   0.65%       0.65%       0.73%       0.58%
   Ratio of net investment
    income to average net
    assets.................   0.39%       0.72%       0.81%       1.30%



   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)


                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
COMMON STOCKS - 98.65%
         Advertising Industry -- 0.52%
   1,600 Interpublic Group of Companies Incorporated.....  68,800
   1,200 Omnicom Group................................... 106,875
                                                         ----------
                                                          175,675
         Aerospace/Defense Industry - 0.90%
   6,700 Precision Castparts Corporation................. 303,175
                                                         ----------
         Air Transport Industry - 0.72%
     800 AMR Corporation.................................  21,150
     600 Fedex Corporation...............................  22,800
   2,200 Gateway, Incorporated........................... 124,850
   2,700 Southwest Airlines Company......................  51,131
     600 US Airways Group Incorporated...................  23,400
                                                         ----------
                                                          243,331
         Auto & Truck Industry - 0.12%
   1,000 Paccar Incorporated.............................  39,687
                                                         ----------
         Auto Parts (OEM) Industry - 0.11%
     600 Superior Industries International...............  15,450
   1,300 Synovus Financial Corporation...................  22,912
                                                         ----------
                                                           38,362
         Auto Parts (Replacement) Industry - 0.99%
  16,850 Genuine Parts Company........................... 337,000
                                                         ----------



   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)

                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Bank Industry - 6.08%
   1,700 BB&T Corporation................................  40,587
   2,430 Bank One Corporation............................  64,547
   2,000 Bank of New York Company Incorporated...........  93,000
  11,889 BankAmerica Corporation (New)................... 511,227
     900 Capital One Financial...........................  40,162
   5,100 Chase Manhattan Corporation..................... 234,919
  12,650 Citigroup Incorporated.......................... 762,162
   2,700 First Union Corporation.........................  66,994
   1,184 Fleetboston Financial Corporation...............  40,256
     600 Keycorp.........................................  10,575
     900 Morgan, JP and Company Incorporated.............  99,112
   1,100 PNC Bank Corporation............................  51,563
     600 Wachovia Corporation............................  32,550
     436 Washington Mutual Incorporated..................  12,590
                                                         ----------
                                                         2,060,244
         Bank (Midwest) Industry - 1.57%
   1,100 Comerica Incorporated...........................  49,362
   1,800 Fifth Third Bankcorp............................ 113,850
   5,400 Mellon Bank Corporation......................... 196,762
   2,200 National City Corporation.......................  37,538
   6,900 US Bankcorp (New)............................... 132,825
                                                         ----------
                                                          530,337
         Beverage (Soft Drink) Industry - 1.52%
   2,500 Coca Cola Enterprises Incorporated..............  40,781
  10,700 Pepsico Incorporated............................ 475,481
                                                         ----------
                                                          516,262
         Building Materials Industry - 0.01%
     100 Armstrong World Industries Incorporated.........   1,531
                                                         ----------

   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Chemical (Basic) Industry - 0.06%
   1,100 Millennium Chemicals............................  18,700
                                                         ----------
         Chemical (Diversified) Industry - 0.45%
   1,400 Millipore Corporation........................... 105,525
   2,500 Pall Corporation................................  46,250
                                                         ----------
                                                          151,775
         Chemical (Specialty) Industry - 0.28%
     600 International Flavors and Fragrances............  18,112
   1,300 Praxair Incorporated............................  48,669
     800 Sherwin Williams Company........................  16,950
     400 Sigma Aldrich Corporation.......................  11,700
                                                         ----------
                                                           95,431
         Coal/Alternate Energy Industry - 0.11%
     800 AES Corporation.................................  36,500
                                                         ----------
         Computer & Peripherals Industry - 4.12%
   3,200 3Com Corporation................................ 184,400
   2,000 Apple Computer Incorporated..................... 104,750
     600 Cabletron Systems Incorporated..................  15,150
  10,400 Dell Computer Corporation....................... 512,850
     125 MIPS Technologies, Inc..........................   5,301
   1,100 Seagate Technology Incorporated.................  60,500
     900 Silicon Graphics Incorporated...................   3,375
   5,600 Sun Microsystems Incorporated................... 509,250
                                                         ----------
                                                         1,395,576


   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Computer Software & Services Industry - 13.04%
   7,600 America Online, Inc............................. 400,425
   2,400 Automatic Data Processing Incorporated.......... 128,550
   3,750 Computer Associates International............... 191,953
  17,200 Microsoft Corporation...........................1,376,000
  27,600 Oracle Corporation..............................2,320,125
                                                         ----------
                                                         4,417,053
         Diversified Company Industry - 1.69%
     105 Berkshire Hathaway Class B...................... 184,800
     300 Danaher Corporation.............................  14,831
   1,000 Hillenbrand Industries..........................  31,312
     200 National Service Industries.....................   4,000
   2,500 Service Corporation International...............   7,969
     800 Thermo Electron Corporation.....................  16,850
   6,634 Tyco International Limited...................... 314,286
                                                         ----------
                                                          574,048
         Drug Industry - 0.02%
     200 Interneuron Pharmaceuticals.....................     375
     400 Quintiles Transnational Corporation.............   5,650
                                                         ----------
                                                            6,025
         Drugstore Industry - 0.49%
     800 Rite Aid Corporation............................   5,250
   5,000 Walgreen Company................................ 160,937
                                                         ----------
                                                          166,187

         Electric and Other Utility Services (Combined)
         Industry - 1.24%
  11,774 Scottish Power, Incorporated.................... 393,693
   2,100 Sierra Pacific Resources, Incorporated..........  26,381
                                                         ----------
                                                          420,074


   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Electric Utility (Central) Industry - 0.78%
     800 Cinergy Corporation.............................  20,350
  10,400 FirstEnergy Corporation......................... 243,100
                                                         ----------
                                                          263,450
         Electric Utility (East) Industry - 0.05%
     800 PPL Corporation.................................  17,550
                                                         ----------
         Electric Utility (West) Industry - 0.71%
  10,700 Edison International Incorporated............... 219,350
     400 El Paso Energy..................................  20,375
                                                         ----------
                                                          239,725
         Electrical Equipment Industry - 0.04%
     400 Grainger, WW Incorporated.......................  12,325
                                                         ----------
         Entertainment Industry - 3.70%
   6,800 Time Warner Incorporated........................ 516,800
  10,812 Viacom Inc. Class B............................. 737,243
                                                         ----------
                                                         1,254,043
         Environmental Industry - 0.04%
   1,700 AutoNation Incorporated.........................  12,006
                                                         ----------
        Financial Services Industry - 6.54%
  11,600 AXA Financial, Inc.............................. 394,400
   7,800 American Express Company........................ 406,575
   2,200 Associates First Capital Corporation............  49,087
     400 Deluxe Corporation..............................   9,425
   3,400 Franklin Resources Incorporated................. 103,275
     338 Gartner Group, Inc. Class B.....................   3,338
   1,200 Household International Incorporated............  49,875
     100 Lehman Brothers Holdings Incorporated...........   9,456
   3,600 MBNA Corporation................................  97,650




   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Financial Services Industry (Continued)
   6,040 Morgan Stanley, Dean Witter..................... 502,830
  17,550 Schwab (Chas) Corporation....................... 590,119
                                                         ----------
                                                         2,216,030
         Food Processing Industry - 1.60%
   2,300 Bestfoods....................................... 159,275
   4,400 General Mills Incorporated...................... 168,300
   1,300 Hershey Foods Corporation.......................  63,050
   1,700 Kellogg Company.................................  50,575
     700 Quaker Oats Company.............................  52,587
     600 Wm Wrigley Jr Company...........................  48,113
                                                         ----------
                                                          541,900
         Food Wholesalers Industry - 0.22%
   1,800 Sysco Corporation...............................  75,825
                                                         ----------
         Foreign Telecommunication Industry - 2.89%
  10,400 Nortel Networks Corporation..................... 709,800
   6,500 Vodafone Airtouch Plc........................... 269,344
                                                         ----------
                                                          979,144
         Furniture/Home Furnishings Industry - 0.07%
   1,400 Leggett & Platt.................................  23,100
                                                         ----------
         Gold/Silver Mining Industry - 0.29%
   4,600 Barrick Gold Corporation........................  83,662
     700 Newmont Mining Corporation......................  15,138
                                                         ----------
                                                           98,800
         Grocery Industry - 0.61%
   1,652 Albertsons Incorporated.........................  54,929
   3,100 Safeway Incorporated............................ 139,500
     800 Winn Dixie Stores Incorporated..................  11,450
                                                         ----------
                                                          205,879

   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Home Appliance Industry - 0.11%

     500 Maytag Corporation..............................  18,437
     400 Whirlpool Corporation...........................  18,650
                                                         ----------
                                                           37,087
         Hotel/Gaming Industry - 0.13%
   1,200 Marriott International Incorporated.............  43,275
                                                         ----------
         Household Products Industry - 0.15%
   1,982 Newell Rubbermaid Incorporated..................  51,036
                                                         ----------
         Industrial Services Industry - 0.00%
   1,700 Laidlaw Incorporated............................     637
                                                         ----------
         Insurance Carriers - 0.03%
     288 Aegon N.V.......................................  10,260
                                                         ----------
         Insurance (Diversified) Industry - 3.98%
   1,100 American General Corporation....................  67,100
   7,000 American International Group.................... 822,500
   1,500 CIGNA Corporation............................... 140,250
   1,200 Lincoln National Corporation....................  43,350
   2,000 Lowe's Companies Incorporated...................  82,125
   1,500 MGIC Investment Corporation.....................  68,250
   1,200 Marsh and Mclennan Companies.................... 125,325
                                                         ----------
                                                         1,348,900


   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Insurance (Life) Industry - 0.30%
     200 AFLAC Incorporated..............................   9,188
   1,541 Conseco Incorporated............................  15,025
     600 Jefferson Pilot Corporation.....................  33,862
     500 Providian Corporation...........................  45,000
                                                         ----------
                                                          103,075
         Insurance (Property/Casualty) Industry - 1.10%
   4,400 Allstate Corporation............................  97,900
     900 Chubb Corporation...............................  55,350
     600 Cincinnati Financial............................  18,862
   1,100 Hartford Financial Services Group...............  61,531
     500 Progressive Corp., Ohio.........................  37,000
     700 Safeco Corporation..............................  13,913
   2,594 Saint Paul Companies Incorporated...............  88,520
                                                         ----------
                                                          373,076
         Management Services Industry - 0.17%
   1,000 KLA-Tencorp Corporation.........................  58,563
                                                         ----------

         Manufacturing - Electronics (General) Industry -0.70%
   2,100 American Power Conversion.......................  85,706
   3,125 Molex........................................... 150,391
                                                         ----------
                                                          236,097

         Manufacturing - Electronics, Not Elsewhere Classified - 0.84%
   4,950 Symbol Technical................................ 267,300
     900 Thomas and Betts Corporation....................  17,213
                                                         ----------
                                                          284,513

         Manufacturing  (General) Industry - 0.33%
   1,800 Diebold.........................................  50,175
     900 Lexmark International...........................  60,525
                                                         ----------
                                                          110,700

   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Machinery Industry - 0.20%
   1,400 Donaldson Company Incorporated..................  27,650
     200 Snap On Incorporated............................   5,325
   1,500 Stanley Works...................................  35,625
                                                         ----------
                                                           68,600

         Machinery (Construction & Mining) Industry - 0.19%
     800 Deere and Company...............................  29,600
     900 Ingersoll Rand Company..........................  36,225
                                                         ----------
                                                           65,825
         Medical Services Industry - 0.28%
   2,600 IMS Health......................................  46,800
     200 Idexx Laboratories Incorporated.................   4,575
     500 United Healthcare Corporation...................  42,875
                                                         ----------
                                                           94,250
         Medical Supplies Industry - 2.91%
     700 Biomet, Incorporated............................  26,906
   4,200 Boston Scientific Corporation...................  92,138
   4,600 Cardinal Health Incorporated.................... 340,400
   7,600 Medtronic Incorporated.......................... 378,575
   3,400 Stryker Corporation............................. 148,750
                                                         ----------
                                                          986,769

         Metals & Mining (Diversified) Industry - 0.36%
   7,900 Inco Limited.................................... 121,463
                                                         ----------

         Natural Gas (Distribution) Industry - 0.06%
     800 Washington Gas Light Company....................  19,250
                                                         ----------

   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Natural Gas (Diversified) Industry - 2.33%
   1,952 Burlington Resources Incorporated...............  74,664
     300 Columbia Energy Group...........................  19,688
  10,000 Enron Corporation............................... 645,000
   1,200 Williams Companies Incorporated.................  50,025
                                                         ----------
                                                          789,377

         Newspaper Industry - 0.25%
     800 Gannett Incorporated............................  47,850
   1,050 Tribune Company.................................  36,750
                                                         ----------
                                                           84,600

         Office Equipment & Supplies Industry - 0.60%
     700 Ikon Office Solutions Incorporated..............   2,713
    5000 Pitney Bowes Incorporated....................... 200,000
                                                         ----------
                                                          202,713

         Oil Exploration Industry - 0.32%
   1,300 Vastar Resources................................ 106,763
                                                         ----------

         Oilfield Services/Equipment Industry - 0.66%
   1,940 Baker Hughes Incorporated.......................  62,080
     200 Cooper Cameron Corporation......................  13,200
     400 Ensco International Incorporated................  14,325
     400 Global Marine Incorporated......................  11,275
     400 Helmerich and Payne Incorporated................  14,950
     800 McDermott International.........................   7,050
     200 Noble Drilling Corporation......................   8,238
     472 R&B Falcon Corporation..........................  11,122
     700 Rowan Companies Incorporated....................  21,262
     800 Transocean Sedco Forex..........................  42,750
     712 Varco International Incorporated................  16,554
                                                         ----------
                                                          222,806


   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Other Business Services - 0.45%
   3,600 Solectron....................................... 150,750
                                                         ----------

         Packaging & Container Industry - 0.12%
     900 Bemis Company Incorporated......................  30,263
     550 Sonoco Products Company.........................  11,309
                                                         ----------
                                                           41,572
         Paper & Forest Products Industry - 0.24%
     200 Chesapeake Corporation..........................   5,925
     300 Fort James Corporation..........................   6,938
   1,900 Rayonier Incorporated...........................  68,162
                                                         ----------
                                                           81,025
         Petroleum (Integrated) Industry - 2.16%
     358 Devon Energy Corporation........................  20,115
     600 Murphy Oil Corporation..........................  35,662
  10,700 Royal Dutch Petroleum........................... 658,719
     600 Tosco Corporation...............................  16,988
                                                         ----------
                                                          731,484
         Petroleum (Producing) Industry - 0.38%
   1,700 Anadarko Petroleum Corporation..................  83,831
     200 Pogo Producing Company..........................   4,425
   1,900 Union Pacific Resources Group...................  41,800
                                                         ----------
                                                          130,056

         Publishing Industry - 0.18%
     900 Harcourt General Incorporated...................  48,938
     200 Mcgraw Hill Company Incorporated................  10,800
                                                         ----------
                                                           59,738

         Railroad Industry - 1.36%
  17,400 Burlington Northern Santa Fe.................... 399,113
   4,200 Norfolk Southern Corporation....................  62,475
                                                         ----------
                                                          461,588


   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Real Estate (Other) Industry - 0.67%
  10,000 AMB Property.................................... 228,125
                                                         ----------

         Restaurant Industry - 1.42%
  14,600 McDonalds Corporation........................... 480,888
                                                         ----------

         Retail Building Supply Industry - 1.77%
     726 Dominion Resources, Incorporated................  31,127
  11,400 Home Depot, Incorporated........................ 569,288
                                                         ----------
                                                          600,415

         Retail (Special Lines) Industry - 0.51%
   5,062 Gap Incorporated................................ 158,187
     800 TJX Companies Incorporated......................  15,000
                                                         ----------
                                                          173,187

         Retail Store Industry - 0.90%
   4,300 Borders Group, Incorporated.....................  66,919
   1,600 CVS Corporation.................................  64,000
     600 Clear Channel Communications....................  45,000
     800 Costco Companies Incorporated...................  26,400
     976 Dollar General..................................  19,032
     500 Federated Department Stores.....................  16,875
     271 Neiman Marcus, Class B..........................   7,520
   1,300 Penney, JC Company Incorporated.................  23,969
   1,000 Sears Roebuck and Company.......................  32,625
     100 Venator Group Incorporated......................   1,025
                                                         ----------
                                                          303,365

   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Retail - Televisions, Radios, and Electronics Industry - 0.16%
     700 Best Buy........................................  44,275
     200 RadioShack Corporation..........................   9,475
                                                         ----------
                                                           53,750

         Securities Brokerage Industry - 0.71%
   2,100 Merrill Lynch and Company Incorporated.......... 241,500
                                                         ----------

         Semiconductor Industry - 1.28%
     300 Advanced Micro Devices Incorporated.............  23,175
   1,400 Conexant Systems, Incorporated..................  68,075
   1,800 LSI Logic.......................................  97,425
   2,200 Micron Technology Incorporated.................. 193,738
     900 National Semiconductor Company..................  51,075
                                                         ----------
                                                          433,488

         Steel (General) Industry - 0.05%
     400 Nucor Corporation...............................  13,275
     400 Worthington Industries Incorporated.............   4,200
                                                         ----------
                                                           17,475

         Telecom. Equipment Industry - 4.53%
     300 Andrew Corporation..............................  10,069
  22,500 Cisco Systems Incorporated......................1,430,156
   1,400 Tellabs Incorporated............................  95,813
                                                         ----------
                                                         1,536,038

         Telecommunication Services Industry - 11.93%
   2,850 A T & T Corporation.............................  90,131
     900 Alltel Corporation..............................  55,744
  10,600 Bellsouth Corporation........................... 451,825
   3,400 Comcast Corporation Class A..................... 137,700
   8,700 MCI Worldcom Incorporated....................... 399,112
   1,800 Nextel Communication............................ 110,138
   2,800 Qualcomm........................................ 168,000


   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)
                                                           Value
 Quantity                                                (Note 1)
 --------                                                --------
         Telecommunication Services Industry (Continued)
  14,747 SBC Communications Incorporated................. 637,808
   8,000 Sprint Corporation (FON Group).................. 408,000
   4,000 Sprint PCS...................................... 238,000
  15,681 US West Incorporated............................1,344,646
                                                         ----------
                                                         4,041,104

         Thrift Industry - 2.01%
   2,500 Federal Home Loan Mortgage Association.......... 101,250
  11,100 Federal National Mortgage Association........... 579,281
                                                         ----------
                                                          680,531

         Tire & Rubber Industry - 0.01%
     400 Cooper Tire and Rubber Company..................   4,450
                                                         ----------

         Toiletries/Cosmetics Industry - 0.18%
   1,400 Avon Products Incorporated......................  62,300
                                                         ----------

         Transportation Services (Not Elsewhere Classified) - 0.05%
     578 Sabre Holdings Corporation......................  16,473
                                                         ----------

         Total common stocks (cost $20,393,264)..........33,415,687

 RIGHTS & WARRANTS - 0.26%
   2,592 PetroFina S.A. Warrants* (cost 16,007) .........  88,290
                                                         ----------

         Total investments (cost $20,410,614)............33,503,977
                                                         ----------
CASH & OTHER ASSETS, LESS LIABILITIES - 1.09%............ 369,839
                                                         ----------
         Total Net Assets................................$33,873,816
                                                        =============


   The accompanying notes are an integral part of these financial statements.

                         Principled Equity Market Fund

                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2000
                                  (Unaudited)


1. Significant accounting policies:

   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value.

    Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.

   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.

    Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Organizational Costs - Prior to the adoption of Statement of Position 98-5 issued by the AICPA, costs incurred in connection with the organization and registration of the Trust were deferred and amortized over a period of 60 months from the date upon which the Trust commenced operations. Statement of Position 98-5 directed that all remaining unamortized organizational costs be expensed.

2. Tax basis of investments:
   At June 30, 2000, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $15,266,065. Aggregate gross unrealized depreciation in investments in which there was an excess of tax
   cost over market value was $2,172,702.    Net unrealized appreciation in
   investments at June 30, 2000 was $13,093,363.

                       Principled Equity Market Fund

                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                  (Continued)

  3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor"). The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.

   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%).

   F.L. Putnam, which provided the necessary capital to establish the Trust, waived its total management fees of $16,569 for the six months ended June 30, 2000, and $29,628 for the year ended December 31, 1999; it has received no compensation for its services since the inception of the Trust.

4. Administration and transfer agent services:
   The Trust has entered into an agreement with Cardinal Investment Services Inc. for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $40,000.

5. Related parties:

   The President and Secretary of the Trust is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser.

6. Purchases and sales:

   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2000 were:

    Cost of securities acquired:
      U.S. Government and investments backed by
       such securities.........................   $          --
      Other investments.......................               --
                                                  -------------
                                                  $          --
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
       such securities........................    $         --
      Other investments.......................         209,280
                                                  -------------
                                                  $    209,280
                                                  =============

                         Principled Equity Market Fund

                              OFFICERS & TRUSTEES


Howard R. Buckley                            Trustee
President, Chief Executive Officer and
Director, Mercy Health System of Maine

Sister Anne Mary Donovan                     Trustee
Treasurer, Emmanuel College

Dr. Loring E. Hart                           Trustee
President (Retired), St. Joseph's College

Sister Mary Laboure Morin                    Trustee
Former President, Regional Community of
Portland, Sisters of Mercy of the Americas

David W.C. Putnam                            President, Secretary
President and Director                       and Trustee
F.L. Putnam Investment Management Company

C. Kent Russell                              Treasurer
Chief Financial Officer, Catholic Health
East

Daniel F. Russell                            Trustee
President and Chief Executive Officer,
Catholic Health East

Edward T. Sullivan, Jr                       Trustee
Business Manager and Secretary-Treasurer,
Local 254 - Service Employees' International
Union

Rev. Msgr. Vincent Tatarczuk                 Trustee
Chancellor (Retired), Diocese of Portland

George A. Violin, M.d., F.A.C.S.             Trustee
Physician; Principal, Medical Eye Care
Associates

Rev. Mr. Joel M. Ziff                        Trustee
Director of Finance, Sisters of Mercy
Regional Community of Merion

                          Principled Equity Market Fund

Dear Shareholder,

   The purpose of this letter is to notify you, as the holder of common stock of the Principled Equity Market Fund (the "Fund"), of the Fund's intention, as authorized by the Board of the Trustees of the Fund, to repurchase on the Chicago Stock Exchange shares of such common stock of the Fund from time to time and at a price which is the higher of the highest current independent bid quotation or the last sale price on such exchange on the date of purchase, but in no event higher than the then current net asset value of such shares.

   It is the intention of the Fund that such repurchases will be funded from the Fund's short-term cash investments, and thus will not result in the incurrence of any additional debt by the Fund.

                         Principled Equity Market Fund

                               INVESTMENT ADVISER
                   F.L. Putnam Investment Management Company
         10 Langley Road, Suite 400, Newton Centre, Massachusetts 02459
                                 (617) 964-7600

                                  SUB-ADVISOR
                        PanAgora Asset Management, Inc.
           260 Franklin St., 22nd Floor, Boston, Massachusetts 02110

                                   CUSTODIAN
                         Investors Bank & Trust Company
               200 Clarendon Street, Boston, Massachusetts 02116

                         INDEPENDENT PUBLIC ACCOUNTANT
                           Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                        ADMINISTRATOR AND TRANSFER AGENT
                       Cardinal Investment Services Inc.
                  579 Pleasant St., Suite 4, Paxton, MA 01612
                                 (508) 831-1171

                                 LEGAL COUNSEL
                              Sullivan & Worcester
              One Post Office Square, Boston, Massachusetts 02109